EXHIBIT 99.2

John Deere Owner Trust 2015

Statement to Certificateholders

$298,600,000 Class A-1 0.27000% Asset Backed Notes due April 01, 2016

$295,000,000 Class A-2A 0.87% Asset Backed Notes due February 15, 2018

$70,000,000 Class A-2B Floating Rate Asset Backed Notes due February 15, 2018

$250,000,000 Class A-3 1.32% Asset Backed Notes due June 17, 2019

$82,225,000 Class A-4 1.65% Asset Backed Notes due December 15, 2021

$25,534,183 Asset Backed Certificates

One-Month LIBOR as of the LIBOR Determination Date:			0.33050%
Class A-2B interest rate:			0.60050%

Payment Date:			15-Jan-16

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2A Notes:	$22,351,481.05
		per $1,000 original principal amount:	$75.77

	(c)	Class A-2B Notes:	$5,303,741.26
		per $1,000 original principal amount:	$75.77

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(g)	Total:	$27,655,222.31

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2A Notes:	$198,135.31
		per $1,000 original principal amount:	$0.67

		(iii) Class A-2B Notes:	$33,532.98
		per $1,000 original principal amount:	$0.48

		(iv) Class A-3 Notes:	$275,000.00
		per $1,000 original principal amount:	$1.10

		(v) Class A-4 Notes:	$113,059.38
		per $1,000 original principal amount:	$1.38

		(vi) Total:	$619,727.67

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$676,993,450.59

	(b)	Note Value at end of related Collection Period:	$668,242,542.20

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$250,938,605.50
		(ii)	A-2A Note Pool Factor:	0.8506393

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$59,544,753.85
		(ii)	A-2B Note Pool Factor:	0.8506393

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$82,225,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(f)	(i)	Certificate Balance:	$25,534,183.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$587,671.25
		(i)	per $1,000 original principal amount:	$0.56
	(b)	Amount of Servicing Fee earned:		$587,671.25
	(c)	Amount of Servicing Fee paid:		$587,671.25
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,213,592.00
	(ii)	Specified Reserve Account Balance:		$10,213,592.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$5,220,376.57
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.77%

(11)	(i)	Aggregate amount of net losses for the collection period:		$130,371.57
	(ii)	Cumulative amount of net losses:		$788,463.27
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.08%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$456,242.01
		(ii)	% of Pool Balance:	0.06%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%